Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Shares
17.
REDEEMABLE CONVERTIBLE PREFERRED SHARES

As of January 1, 2021, the Company had outstanding preferred shares as follows:

•
5,910,100 Series Angel preferred shares for a total cash consideration of RMB10.0 million issued in April 2014;
•
8,985,050 Series Pre-A preferred shares at US$0.72 per share for a total cash consideration of US$6.5 million issued in May 2018;
•
22,096,550 Series A preferred shares at US$0.79 per share for a total cash consideration of US$17.4 million issued in September 2018;
•
1,060,200 Series A+ preferred shares at US$1.65 per share for a total cash consideration of US$1.8 million in October 2018;
•
17,140,700 Series B preferred shares at US$2.36 per share for a total cash consideration of US$40.4 million in November 2018;
•
11,072,800 Series B2 preferred shares at US$2.71 per share for a total cash consideration of US$30.0 million in January 2019;
•
2,332,400 Series B preferred shares at US$2.36 per share for a total cash consideration of US$5.5 million in March 2019;
•
7,803,400 ordinary shares held by the Founder were re-designated as Series Angel+ preferred shares in May 2019 (Note 13);
•
28,013,200 Series B3 preferred shares at US$3.93 per share for a total cash consideration of US$110.0 million in May 2019; and
•
6,989,700 Series B4 preferred shares at US$4.29 per share for a total cash consideration of US$30.0 million in June 2019

In April 2020, the Company issued 39,952,300 Series C1 preferred shares to certain investors at US$7.77 per share for a total cash consideration of US$310.5 million. In addition, the Company also issued 11,377,300 Series C1 preferred shares to convertible noteholders who were required to convert their 2019 Convertible Notes upon the closing of the Series C1 preferred shares financing.

In April 2020, the Company issued 6,664,000 Series B4-1 preferred shares upon the exercise of the EatTogether Warrant by the Founder for a total cash consideration of US$28.7 million.

In April 2020, the Company issued 465,550 Series Angel+ preferred shares to EatTogether and 605,600 Series B4-1 preferred shares to EatTogether that were considered share-based awards (Note 14).

In March 2021, the Company issued 6,989,750 Series B4 preferred shares to an investor upon the exercise of the Series B4 Warrant for a total cash consideration of US$30.0 million (Note 4).

In March 2021, the Company issued 2,895,100 Series C1 preferred shares to an investor at US$7.77 per share for a total cash consideration of US$22.5 million.

In March 2021, the Company issued 49,207,650 Series D redeemable convertible preferred shares to existing shareholders and certain investors for an aggregate consideration of US$700.0 million.

In May 2021, the Company issued 21,264,750 Series D+ redeemable convertible preferred shares to certain investors for an aggregate consideration of US$330.0 million.

All the issued and outstanding Preferred Shares were automatically converted into 250,826,100 Class A Ordinary Shares upon completion of the Company’s IPO in July 2021.

The key terms of the Series D+, Series D, Series C1, Series B4, Series B4-1, Series B3, Series B2, Series B, Series A+, Series A, Series Pre-A, Series Angel+ and Series Angel Preferred shares (collectively the “Preferred Shares”) are summarized below:

17.
REDEEMABLE CONVERTIBLE PREFERRED SHARES (CONTINUED)

Conversion rights

Each holder of the Preferred Shares has the right, at the sole discretion of the holder, to convert at any time and from time to time, all or any portion of the Preferred Shares into ordinary shares based on the then-effective Conversion Price. The initial conversion ratio shall be on a one for one basis, subject to certain anti-dilution adjustments, as adjusted for the Share Subdivision.

The Preferred Shares are converted automatically into ordinary shares at the then effective applicable conversion price, as adjusted for the Share Subdivision in the event of a Qualified IPO.

Redemption rights

Prior to the issuance of the Series C1 preferred shares in April 2020, all of the Preferred Shares are redeemable at the holders’ option at any time after the occurrence of (i) a Qualified IPO or a Qualified Trade Sale of the Company has not occurred on December 31, 2024; or (ii) the occurrence of certain events including breach or violation of applicable laws or regulations by the Founder. Upon the issuance of the Series C1 preferred shares, all of the Preferred Shares are redeemable at the holders’ option at any time after the occurrence of (i) a Qualified IPO or a Qualified Trade Sale of the Company has not occurred on March 31, 2025; or (ii) the occurrence of certain events including breach or violation of applicable laws or regulations by the Founder.

Upon the issuance of the Series D preferred shares in March 2021, all of the Preferred Shares are redeemable at the holders’ option at any time after the occurrence of (i) a Qualified IPO or a Qualified Trade Sale of the Company has not occurred on March 31, 2026; or (ii) the occurrence of certain events including breach or violation of applicable laws or regulations by the Founder.

Upon the issuance of the Series D+ preferred shares in May 2021, all of the Preferred Shares are redeemable at the holders’ option at any time after the occurrence of (i) a Qualified IPO or a Qualified Trade Sale of the Company has not occurred on May 11, 2026; or (ii) the occurrence of certain events including breach or violation of applicable laws or regulations by the Founder.

The redemption price of each preferred share other than the Series Angel preferred share and Series Angel+ preferred share equals to (i) the original issue price as adjusted for the Share Subdivision, plus (ii) 8% annual compound interest calculated from the actual payment date of the original issue price, plus (iii) all accrued but unpaid dividends. The redemption price of the Series Angel preferred share and the Series Angel+ preferred share equals to the original issue price as adjusted for the Share Subdivision, plus 8% annual simple interest calculated from the actual payment date of the original issue price.

Voting rights

Each Preferred Shareholder is entitled to the number of votes equal to the number of ordinary shares into which such Preferred Shares could be converted at the voting date. Preferred shareholders will vote together with ordinary shareholders, and not as a separate class or series, on all matters put before the shareholders.

Dividend rights

Each preferred shareholder shall be entitled to receive dividends at a rate no less than the rate at which dividends are paid on any ordinary share for each Preferred Shares held by such holders, payable in cash. All accrued but unpaid dividends shall be paid in cash when and as such cash becomes legally available to the holders of the Preferred Shares immediately prior to the closing of a Qualified IPO.

In the event the Company shall declare a dividend or distribution other than in cash, each preferred shareholder shall be entitled to a proportionate share of any such distribution as though the holders of the Preferred Shares were holders of the number of ordinary shares into which their Preferred Shares are convertible.

For the years ended December 31, 2020, 2021 and 2022, no dividends were declared by the Company’s Board of Directors on the Preferred Shares.

17.
REDEEMABLE CONVERTIBLE PREFERRED SHARES (CONTINUED)

Liquidation rights

In the event of any liquidation, dissolution or winding up of the Company, the assets of the Company legally available for distribution to the shareholders shall be distributed in the following manner and order:

Preferred shareholders of Series D+, Series D, Series C1, Series B4, Series B4-1, Series B3, Series B2, Series B, Series A+, Series A and Series Pre-A shall be entitled to receive, prior and in preference to any distribution of any of the assets or funds of the Company to the holders of any previous preferred shares and ordinary shares, the amount equal to the sum of 100% of its original issue price on each preferred share as adjusted for the Share Subdivision, and 8% annual compound interest calculated from the actual payment date of its purchase price for each preferred share as adjusted for the Share Subdivision, plus all dividends accrued or declared but unpaid.

Preferred shareholders of Series Angel+ and Series Angel shall be entitled to receive, prior and in preference to any distribution of any of the assets or funds of the Company to the holders of any previous preferred shares and ordinary shares, the amount equal to 100% of the original issue price as adjusted for the Share Subdivision on each preferred share.

The liquidation preference amount will paid to the preferred shareholders in the following order: first to holders of Series D+ preferred shares, second to holders of Series D preferred shares, third to holders of Series C1 preferred shares, forth to holders of Series B4 preferred shares, fifth to holders of Series B4-1 preferred shares, sixth to holders of Series B3 preferred shares, seventh to holders of Series B2 preferred shares, eighth to holders of Series B preferred shares, ninth to holders of Series A+ preferred shares, tenth to holders of Series A preferred shares, eleventh to holders of Series Pre-A preferred shares, twelfth to holders of Series Angel+ preferred shares and lastly to holders of Series Angel preferred shares. After distributing or paying in full the liquidation preference amount to all of the preferred shareholders, the remaining assets of the Company available for distribution, if any, shall be distributed to the holders of ordinary shares and the preferred shareholders on a pro rata basis, based on the number of ordinary shares then held by each shareholder on an as converted basis. If the value of the remaining assets of the Company is less than the aggregate liquidation preference amounts payable to the holders of a particular series of Preferred Shares, then the remaining assets of the Company shall be distributed pro rata amongst the holders of all outstanding Preferred Shares of that series.

Initial measurement and subsequent accounting for Preferred Shares

The Preferred Shares are initially classified as mezzanine equity in the consolidated balance sheets as these Preferred Shares may be redeemed at the options of the holders on or after an agreed upon date outside the sole control of the Group. The holders of the Preferred Shares have the ability to convert the instrument into the Company’s ordinary shares. The Preferred Shares are recognized at their respective fair value at the date of issuance, net of issuance costs. The issuance costs for Series B, Series B2, Series B3, Series B4, Series C1, Series D and Series D+ preferred shares were RMB5.0 million, RMB3.3 million, RMB9.0 million, RMB9.9 million, RMB19.6 million (US$3.0 million), RMB39.7 million (US$6.1 million) and RMB21.3 (US$3.3 million) million respectively. In 2019, the Company received total cash proceeds, net of issuance costs of RMB961.1 million for the issuance of Series B, Series B2, Series B3 and Series B4 preferred shares. In 2020, the Company received total cash proceeds, net of issuance costs of RMB2,171.3 million from the issuance of Series C1 preferred shares. In 2021, the Company received total cash proceeds, net of issuance costs of RMB6,646.5 million (US$1,043.0 million) from the issuance of Series D and Series D+ preferred shares.

The Group evaluated the embedded conversion option in the Preferred Shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features (“BCF”). The conversion option of the Preferred Shares is not bifurcated because the conversion option is clearly and closely related to the host equity instrument. The contingent redemption options of the Preferred Shares are not bifurcated because the underlying ordinary shares are not net settable since the Preferred Shares were neither publicly traded nor readily convertible into cash. There were no other embedded derivatives that are required to be bifurcated.

Beneficial conversion features ("BCF") exist when the conversion price of the Preferred Shares is lower than the fair value of the ordinary shares at the commitment date, which is the issuance date of the Preferred Shares. No BCF was recognized for the Preferred Shares as the fair value per ordinary share at the commitment date was less than the respective most favorable conversion price, as adjusted for the Share Subdivision. The Group determined the fair value of the Company’s ordinary shares with the assistance of an independent third-party valuation firm.

17.
REDEEMABLE CONVERTIBLE PREFERRED SHARES (CONTINUED)

Initial measurement and subsequent accounting for Preferred Shares (Continued)

The contingent conversion price adjustment is accounted for as a contingent BCF. In accordance with ASC 470-20-35-1, changes to the conversion terms that would be triggered by future events not controlled by the issuer should be accounted as contingent conversions, and the intrinsic value of such conversion options would not be recognized until and unless a triggering event occurred. No contingent BCF was recognized for any of the Preferred Shares for the years ended December 31, 2020, 2021 ad 2022, respectively.

As the Preferred Shares will become redeemable solely based on the passage of time should the contingent events not occur, the Company chose to recognize the changes in redemption value as they occur over the period from the date of issuance to the earliest redemption date to equal the redemption value of the Preferred Shares at each reporting period. Accretion charges were recorded as an increase to the net loss attributable to ordinary shareholders and were RMB320.3 million, RMB288.4 million and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

Modification and Extinguishment of Preferred Shares

Upon the issuance of the Series C1 preferred shares in April 2020, Series D preferred shares in March 2021 and Series D+ preferred shares in May 2021, the redemption term of any previously issued series of preferred shares were modified to be the same as the redemption term of the Series C1, Series D and Series D+ preferred shares. As a result, the earliest redemption date was extended from December 31, 2024 to March 31, 2025 upon issuance of the Series C1 preferred shares, from March 31, 2025 to March 31, 2026 upon issuance of the Series D preferred share and from March 31, 2026 to May 11, 2026 upon issuance of the Series D+ preferred shares, in the event the Company does not complete a Qualified IPO. Further, as part of the Reorganization described in Note 1, the shareholders of Shanghai 100me surrendered their equity interests in Shanghai 100me in exchange for the Company’s redeemable convertible preferred shares in proportion to their ownership interests in Shanghai 100me at a price equal to their original investment principal in Shanghai 100me. The terms of the Company’s redeemable convertible preferred shares equity interests were substantially similar to the terms of the equity interests held by the shareholders of Shanghai 100me.

The Company assessed whether there was a change in fair value of each modification of preferred shares exceeding 10% immediately after the change in terms compared to the fair value of the preferred shares immediately before the amendment at each modification date. A change in fair value exceeding 10% would result in extinguishment accounting, while a change in fair value not exceeding 10% would be considered non-substantive and subject to modification accounting.

The Company accounts for modifications that result in an increase to the fair value of the modified preferred shares as a deemed dividend reconciling net loss to net loss attributable to ordinary shareholders as there is a transfer of value from the ordinary shareholders to the preferred shareholders. With the assistance of an independent third-party valuation firm, the Company determined that the change in fair value for each modification did not exceed 10% and did not result in any substantial increase to the fair value of the modified preferred shares. Therefore, there was no financial impact recognized for the preferred share modifications in the periods presented.

The Company’s preferred shares activities for the years ended December 31, 2020, 2021 ad 2022, respectively, are summarized below: